Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Summary of Notional and Fair Value Positions of Derivative Instruments

The following table provides a summary of the notional and fair value positions of derivative financial instruments as of December 31, 2016 and 2015:

($ in thousands)	December 31, 2016				December 31, 2015
	Notional		Gross Fair Value		Notional		Gross Fair Value
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Assets
Equity Options	$410,500	$419,225	$34,248	$(15,158)	$879,853	$839,994	$28,588	$(10,961)
Futures	16,913	—	—	(141)	15,373	—	108	—
Liabilities
Policyholders account balances
Derivatives embedded in life and annuity contracts
Equity-indexed annuity contracts(2)	$—	$1,281,993	$—	$(55,871)	$—	$1,494,084	$—	$(64,138)
Equity-indexed life contracts	—	460,261	—	(23,803)	—	401,511	—	(11,701)
Guaranteed accumulation benefits(1)	—	77,212	—	(6,724)	—	95,752	—	(7,499)
Guaranteed withdrawal benefits(1)	—	11,064	—	(111)	—	13,264	—	(315)

(1)	As of April 1, 2014, these amounts were ceded in accordance with the Company’s reinsurance agreements
(2)	Notional amount represents account value of equity indexed contracts

Amount and Location of Gains (Losses) Recognized in Income Net of Reinsurance for Derivatives Not Designated or Qualifying as Hedging Instruments

The following table presents the amount and location of gains (losses) recognized in income, net of reinsurance, for derivatives that were not designated or qualifying as hedging instruments for the Successor Period for the years ended December 31, 2016 and 2015, and for the period from April 1, 2014 through December 31, 2014:

	For the Year Ended December 31, 2016		For the Year Ended December 31, 2015		For the Period from April 1, 2014 through December 31, 2014
($ in thousands)	Realized Investment Gains (Losses)	Policyholder Benefits	Realized Investment Gains (Losses)	Policyholder Benefits	Realized Investment Gains (Losses)	Policyholder Benefits
Assets
Equity options	$2,472	$—	$(7,557)	$—	$15,230	$—
Futures	884	—	(1,651)	—	2,187	—
Interest rate swaps	500	—	—	—	—	—
Liabilities
Policyholders’ account balances
Equity-indexed annuity contracts	$—	$8,267	$—	$(478)	$—	$(5,622)
Equity-indexed life contracts	—	(121)	—	956	—	90

The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments for the Predecessor Period from January 1, 2014 through March 31, 2014:

	For the Period from January 1, 2014 through March 31, 2014
($ in thousands)	Interest Credited(1)	Policyholder Benefits(1)
Liabilities
Policyholders’ account balances
Derivatives embedded in life and annuity contracts	$16,427	$946

(1)	Prior to April 1, 2014, these amounts were ceded in accordance with the Company’s reinsurance agreements.